Fair Value Measurements	12 Months Ended
Sep. 30, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 4 — Fair Value Measurements

The Company accounts for certain assets and liabilities at fair value. Fair value is the price that would be received from selling an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Company categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1:    Quoted prices in active markets for identical assets or liabilities;

Level 2:    Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets), or other inputs that are observable (model-derived valuations in which significant inputs are observable) or can be derived principally from, or corroborated by, observable market data; and

Level 3:    Unobservable inputs that are supported by little or no market activity that is significant to the fair value of the assets or liabilities.

The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2015 and 2014:

	As of September 30, 2015
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Money market funds	$470,286	$—	$—	$470,286
U.S. government treasuries	117,452	—	—	117,452
Corporate bonds	—	101,603	—	101,603
U.S. agency securities	—	45,181	—	45,181
Asset backed obligations	—	29,215	—	29,215
Commercial paper and certificates of deposit	2,015	25,487	—	27,502
Supranational and sovereign debt	—	10,443	—	10,443

Total available-for-sale securities	589,753	211,929	—	801,682

Derivative financial instruments, net	—	(13,097)	—	(13,097)

Other liabilities	—	—	(3,266)	(3,266)

Total	$589,753	$198,832	$(3,266)	$785,319

	As of September 30, 2014
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Money market funds	$649,745	$—	$—	$649,745
U.S. government treasuries	118,708	—	—	118,708
Corporate bonds	—	102,420	—	102,420
U.S. agency securities	—	41,649	—	41,649
Asset backed obligations	—	29,095	—	29,095
Commercial paper and certificates of deposit	2,007	26,502	—	28,509
Supranational and sovereign debt	—	5,799	—	5,799
Government-guaranteed debt	—	1,187	—	1,187
Mortgages	—	527	—	527

Total available-for-sale securities	770,460	207,179	—	977,639

Derivative financial instruments, net	—	(1,358)	—	(1,358)

Other liabilities	—	—	(35,944)	(35,944)

Total	$770,460	$205,821	$(35,944)	$940,337

Available-for-sale securities that are classified as Level 2 assets are priced using observable data that may include quoted market prices for similar instruments, market dealer quotes, market spreads, non-binding market prices that are corroborated by observable market data and other observable market information. The Company’s derivative instruments are classified as Level 2 as they represent foreign currency forward and option contracts valued primarily based on observable inputs including forward rates and yield curves. The Company did not have any transfers between Level 1 and Level 2 fair value measurements during fiscal 2015 or fiscal 2014. Level 3 amounts relate to certain acquisition-related liabilities, which were valued using a Monte-Carlo simulation model. These liabilities were included in accrued expenses and other current liabilities as of September 30, 2015, and in both accrued expenses and other current liabilities and other noncurrent liabilities as of September 30, 2014. The reduction in Level 3 liabilities during fiscal 2015 was recorded in the consolidated statements of income.

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, accrued personnel costs, short-term financing arrangements and other current liabilities approximate their fair value because of the relatively short maturity of these items.